John Hancock
Tax-Free Bond Fund
Quarterly portfolio holdings 8/31/2020

Fund’s investments
As of 8-31-20 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 98.2%				$478,233,248
(Cost $442,889,538)
Alaska 0.8%				4,006,245
Alaska Municipal Bond Bank Authority Series 4, AMT (A)	5.000	12-01-34	2,165,000	2,610,081
Alaska Municipal Bond Bank Authority Series 4, AMT (A)	5.000	12-01-35	1,160,000	1,396,164
Arizona 1.4%				6,641,518
Arizona Industrial Development Authority Equitable School Revolving Fund, Series A	5.000	11-01-44	1,000,000	1,207,870
City of Phoenix Civic Improvement Corp. Civic Plaza, Series B (A)	5.500	07-01-28	1,000,000	1,314,540
City of Phoenix Civic Improvement Corp. Excise Tax Revenue, Series A	5.000	07-01-30	700,000	970,158
Glendale Industrial Development Authority Senior Royal Oaks Life Care Community	5.000	05-15-39	3,000,000	3,148,950
California 8.9%				43,227,027
ABAG Finance Authority for Nonprofit Corps. Sharp HealthCare, Series A	5.000	08-01-43	2,000,000	2,189,960
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp.	5.000	06-01-40	1,000,000	1,046,470
California Municipal Finance Authority LINXS APM Project, AMT	5.000	12-31-43	2,000,000	2,295,140
California Municipal Finance Authority Paradise Valley Estates Project, Series A (A)	5.000	01-01-49	1,500,000	1,758,675
California Pollution Control Financing Authority Waste Management, Inc., Series A1, AMT	3.375	07-01-25	2,000,000	2,207,500
California State Public Works Board Lease Revenue, Series B	5.000	10-01-39	1,000,000	1,162,540
California State Public Works Board Various Correctional Facilities, Series A	5.000	09-01-39	1,845,000	2,139,407
City of San Francisco Public Utilities Commission Water Revenue Green Bonds, Series A	5.000	11-01-45	1,500,000	1,763,970
County of San Bernardino Medical Center Financing Project	5.500	08-01-22	2,500,000	2,664,600
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750	01-15-46	3,000,000	3,336,000
Golden State Tobacco Securitization Corp. Series A-1	5.000	06-01-47	3,000,000	3,083,640
Metropolitan Water District of Southern California Series A	5.000	10-01-49	500,000	647,470
M-S-R Energy Authority Natural Gas Revenue, Series B	6.500	11-01-39	1,000,000	1,589,070
M-S-R Energy Authority Natural Gas Revenue, Series B	7.000	11-01-34	2,500,000	3,882,375
River Islands Public Financing Authority Community Facilities District, No. 2003-1	5.500	09-01-45	2,000,000	2,134,740
San Diego Unified School District Series I, GO (B)	3.551	07-01-39	1,250,000	641,813
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Series A	5.000	01-15-44	4,500,000	4,978,215
State of California, GO	5.000	02-01-38	5,375,000	5,705,442
Colorado 4.2%				20,479,988
City & County of Denver Series A	4.000	08-01-46	3,000,000	3,138,630
Colorado Health Facilities Authority Series A	5.250	05-15-37	500,000	570,760
2	JOHN HANCOCK TAX-FREE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Colorado (continued)
Colorado Health Facilities Authority Series A	5.250	05-15-47	1,125,000	$1,284,210
Denver Convention Center Hotel Authority Senior	5.000	12-01-40	2,500,000	2,653,300
Park Creek Metropolitan District Senior Limited Property Tax Supported, Series A	5.000	12-01-45	4,265,000	4,907,053
Public Authority for Colorado Energy Natural Gas Revenue	6.250	11-15-28	3,500,000	4,497,605
Regional Transportation District Denver Transit Partners P3 Project	6.000	01-15-41	2,000,000	2,003,880
Villages at Castle Rock Metropolitan District No. 6 Cobblestone Ranch Project, Series 2, GO (B)	7.437	12-01-37	5,000,000	1,424,550
Connecticut 1.0%				4,833,256
State of Connecticut Series C, GO	4.000	06-01-24	250,000	282,673
State of Connecticut Bradley International Airport CFC Revenue Ground Transportation Center Project, AMT	5.000	07-01-49	1,500,000	1,774,905
State of Connecticut Special Tax Revenue Revenue Transportation and Infrastructure Purpose	4.000	05-01-36	250,000	292,898
State of Connecticut Special Tax Revenue Series B	5.000	10-01-36	1,000,000	1,243,250
State of Connecticut Special Tax Revenue Series B	5.000	10-01-37	1,000,000	1,239,530
Delaware 0.6%				2,741,218
Delaware State Economic Development Authority Delaware State Economic Development Authority, Obligated Group, Series B	5.000	11-15-48	1,250,000	1,425,200
Delaware Transportation Authority Transportation System	3.000	07-01-35	1,225,000	1,316,018
District of Columbia 4.2%				20,277,826
District of Columbia KIPP DC Project	4.000	07-01-39	1,750,000	1,898,855
District of Columbia Tobacco Settlement Financing Corp. Asset Backed Bonds	6.500	05-15-33	2,410,000	2,693,609
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (A)(B)	2.663	10-01-33	6,565,000	4,631,345
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (A)(B)	2.770	10-01-35	6,470,000	4,259,201
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (A)(B)	2.835	10-01-36	7,250,000	4,593,963
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series C (A)	6.500	10-01-41	1,750,000	2,200,853
Florida 3.9%				18,944,323
Alachua County Health Facilities Authority Shands Teaching Hospital & Clinics	5.000	12-01-44	2,000,000	2,238,300
City of Atlantic Beach Fleet Landing Project, Series A	5.000	11-15-48	1,000,000	1,073,630
City of Atlantic Beach Fleet Landing Project, Series B-2	3.000	11-15-23	1,250,000	1,250,713
Hillsborough County Aviation Authority PFC Subordinated Tampa International Airport, AMT	5.000	10-01-48	2,000,000	2,369,880
Miami Beach Redevelopment Agency City Center, Series A (A)	5.000	02-01-44	2,500,000	2,840,500
Miami-Dade County Health Facilities Authority Nicklaus Children's Hospital	5.000	08-01-47	1,500,000	1,755,525
Orange County Health Facilities Authority Presbyterian Retirement Communities	5.000	08-01-47	4,500,000	4,895,550
Palm Beach County Health Facilities Authority Retirement Life Communities, Inc.	5.000	11-15-32	1,715,000	2,000,616
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-FREE BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Village Community Development District No. 6 Special Assessment Revenue Refunding Bonds, Series 2017 (A)	4.000	05-01-37	470,000	$519,609
Georgia 3.4%				16,544,020
Development Authority of Rockdale County Pratt Paper LLC Project, AMT (C)	4.000	01-01-38	1,000,000	1,044,550
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-42	3,000,000	3,122,820
Main Street Natural Gas, Inc. Series A	5.000	05-15-38	1,435,000	1,953,796
Main Street Natural Gas, Inc. Series A	5.000	05-15-43	1,000,000	1,181,440
Municipal Electric Authority of Georgia Electric, Power & Light Revenues, Series EE (A)	7.250	01-01-24	2,000,000	2,420,600
Municipal Electric Authority of Georgia Power Revenue, Series HH	5.000	01-01-29	3,000,000	3,826,080
Municipal Electric Authority of Georgia Power Revenue, Series HH	5.000	01-01-39	2,445,000	2,994,734
Guam 0.2%				1,096,440
Antonio B. Won Pat International Airport Authority Series C, AMT (A)	6.125	10-01-43	1,000,000	1,096,440
Illinois 10.6%				51,859,483
Chicago Board of Education Dedicated Capital Improvement	5.000	04-01-42	1,400,000	1,543,304
Chicago Board of Education Dedicated Capital Improvement	6.000	04-01-46	3,500,000	4,080,545
Chicago O'Hare International Airport Customer Facility Charge (A)	5.500	01-01-43	2,000,000	2,172,280
Chicago O'Hare International Airport Series A	5.750	01-01-39	515,000	522,576
Chicago O'Hare International Airport Series A, AMT	5.000	01-01-48	1,500,000	1,767,645
Chicago O'Hare International Airport Series D	5.250	01-01-42	3,670,000	4,316,691
City of Chicago Series A, GO	5.000	01-01-31	1,000,000	1,136,590
City of Chicago Series A, GO	5.000	01-01-33	540,000	555,012
City of Chicago Series A, GO	5.250	01-01-35	1,750,000	1,763,213
City of Chicago Series C, GO	5.000	01-01-22	1,555,000	1,602,412
City of Chicago Wastewater Transmission Revenue, Series C	5.000	01-01-39	3,000,000	3,398,070
City of Chicago Waterworks Revenue	3.150	11-01-24	500,000	531,140
Illinois Finance Authority 2020-Advocate Health Care Network	4.000	06-01-47	1,065,000	1,095,299
Illinois Finance Authority 2020-Advocate Health Care Network, Prerefunded	4.000	06-01-47	40,000	42,577
Illinois Finance Authority Advocate Health Care Network	4.000	06-01-47	1,895,000	2,017,095
Illinois State Toll Highway Authority Series A	4.000	01-01-39	2,000,000	2,288,880
Lake County Community Consolidated School District No. 24 Capital Appreciation Bonds, Series 2004, GO (A)(B)	0.928	01-01-22	2,440,000	2,409,622
Sales Tax Securitization Corp. Series A	4.000	01-01-39	750,000	810,518
Sales Tax Securitization Corp. Series A	5.000	01-01-32	905,000	1,064,461
4	JOHN HANCOCK TAX-FREE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
Sales Tax Securitization Corp. Series A	5.000	01-01-36	1,000,000	$1,187,100
Sales Tax Securitization Corp. Series A	5.000	01-01-48	4,000,000	4,527,520
State of Illinois Series A, GO	5.000	10-01-28	1,750,000	2,021,058
State of Illinois Series A, GO	5.000	05-01-34	2,000,000	2,231,740
State of Illinois Series B, GO	4.000	11-01-35	2,000,000	2,068,620
State of Illinois Series D, GO	5.000	11-01-21	1,250,000	1,296,275
State of Illinois, GO (A)	4.000	02-01-31	1,000,000	1,094,210
State of Illinois, GO	5.000	05-01-25	2,000,000	2,176,920
State of Illinois, GO (A)	5.500	07-01-38	1,000,000	1,081,470
State of Illinois, GO	5.500	07-01-38	1,000,000	1,056,640
Iowa 0.2%				1,014,730
Iowa Tobacco Settlement Authority Asset Backed, Series C	5.375	06-01-38	1,000,000	1,014,730
Kentucky 1.0%				4,697,465
County of Trimble Louisville Gas and Electric Company, AMT	1.300	09-01-44	1,500,000	1,493,985
Kentucky Municipal Power Agency Prairie State Project, Series A	4.000	09-01-45	500,000	535,690
Kentucky Public Energy Authority Series C	4.000	08-01-24	635,000	715,715
Kentucky Public Energy Authority Series C	4.000	08-01-25	600,000	692,448
Kentucky Turnpike Authority Revitalization Projects, Series A	5.000	07-01-21	1,215,000	1,259,627
Louisiana 2.4%				11,849,147
City of Shreveport Water & Sewer Revenue Water and Sewer Revenue and Refunding Bonds	5.000	12-01-40	1,000,000	1,160,930
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp. Projects, Series A-1	6.500	11-01-35	1,500,000	1,510,245
Louisiana Public Facilities Authority Ochsner Clinic Foundation Project	5.000	05-15-46	2,500,000	2,862,925
New Orleans Aviation Board Parking Facilities Corp. Consolidated Garage System (A)	5.000	10-01-48	1,000,000	1,172,940
New Orleans Aviation Board Series B, AMT	5.000	01-01-45	2,000,000	2,225,620
New Orleans Aviation Board Series B, AMT	5.000	01-01-48	500,000	569,515
St. Charles Parish Valero Energy Corp.	4.000	12-01-40	1,200,000	1,252,392
St. James Parish Nustar Logistics LP Project (C)	5.850	08-01-41	1,000,000	1,094,580
Maryland 1.3%				6,543,630
County of Howard Series A, GO	4.000	08-15-39	1,000,000	1,224,580
Maryland Health & Higher Educational Facilities Authority Broadmead Issue, Series A	5.000	07-01-48	1,000,000	1,087,240
Maryland Health & Higher Educational Facilities Authority University of Maryland Medical System, Series B-1	5.000	07-01-45	1,000,000	1,179,310
Maryland State Transportation Authority Passenger Facility Charge Revenue, AMT	5.000	06-01-32	2,500,000	3,052,500
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-FREE BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
Massachusetts 7.0%				$34,242,000
Commonwealth of Massachusetts Transportation Fund Revenue Rail Enhancement and Accelerated	5.000	06-01-47	3,180,000	3,858,199
Massachusetts Development Finance Agency Carleton-Willard Village Homes, Inc.	5.000	12-01-42	1,050,000	1,162,371
Massachusetts Development Finance Agency Dana-Farber Cancer Institute, Series N	5.000	12-01-46	3,000,000	3,489,300
Massachusetts Development Finance Agency Green Bonds-Boston Medical Center, Series D	5.000	07-01-44	2,500,000	2,761,625
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (C)	5.000	10-01-47	2,060,000	2,200,719
Massachusetts Development Finance Agency Suffolk University	5.000	07-01-35	870,000	1,030,211
Massachusetts Development Finance Agency UMass Memorial Health Care, Series I	5.000	07-01-46	1,500,000	1,677,555
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-45	1,745,000	2,034,443
Massachusetts Educational Financing Authority Education Issue L Senior, Series B, AMT	5.000	07-01-24	350,000	395,161
Massachusetts Educational Financing Authority Education Loan Revenue, Issue I, AMT	5.000	01-01-25	2,000,000	2,283,320
Massachusetts Housing Finance Agency Series 162	3.450	12-01-37	3,500,000	3,580,080
Massachusetts Port Authority BOSFuel Project, Series A, AMT	5.000	07-01-39	1,000,000	1,199,520
Massachusetts Port Authority BOSFuel Project, Series A, AMT	5.000	07-01-49	1,000,000	1,177,240
Massachusetts Port Authority ConRAC Project, Series A	5.125	07-01-41	1,500,000	1,561,530
Massachusetts School Building Authority Series B	5.000	11-15-36	1,820,000	2,236,707
Metropolitan Boston Transit Parking Corp. Parking Revenue	5.250	07-01-36	3,475,000	3,594,019
Michigan 2.7%				13,063,972
Detroit City School District School Building and Site Improvement, Series A, GO (A)	5.250	05-01-32	1,280,000	1,758,221
Detroit Downtown Development Authority Catalyst Development Project, Series A (A)	5.000	07-01-43	1,000,000	1,119,910
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.000	07-01-35	4,000,000	4,817,800
Great Lakes Water Authority Water Supply System Revenue Series C	5.000	07-01-45	500,000	628,850
Michigan Finance Authority Henry Ford Health System, Series A	5.000	11-15-48	1,000,000	1,221,570
Michigan Finance Authority Local Government Loan Program (A)	5.000	07-01-36	250,000	285,465
Michigan Finance Authority Local Government Loan Program, Series F-1	4.500	10-01-29	1,500,000	1,574,910
Michigan Finance Authority McLaren Healthcare Hospital, Series A	5.000	05-15-38	1,460,000	1,657,246
Minnesota 0.7%				3,379,817
Minnesota Housing Finance Agency Series A	2.950	02-01-46	1,881,215	1,942,919
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.125	12-01-44	1,420,000	1,436,898
Mississippi 0.2%				1,189,700
State of Mississippi Series A	5.000	10-15-37	1,000,000	1,189,700
6	JOHN HANCOCK TAX-FREE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Nebraska 1.0%				$5,027,354
Central Plains Energy Project Natural Gas Revenue, Series A	5.250	12-01-20	4,970,000	5,027,354
Nevada 0.3%				1,206,800
City of Henderson Series A1, GO	4.000	06-01-36	1,000,000	1,206,800
New Jersey 3.3%				16,212,216
Casino Reinvestment Development Authority, Inc. Luxury Tax Revenue	5.250	11-01-39	2,520,000	2,572,366
New Jersey Economic Development Authority American Water Company, Inc., AMT	1.200	11-01-34	1,000,000	1,014,240
New Jersey Economic Development Authority Port Newark Container Terminal LLC, AMT	5.000	10-01-47	2,000,000	2,164,480
New Jersey Economic Development Authority School Facilities Construction, Series NN	5.000	03-01-30	1,500,000	1,608,705
New Jersey Economic Development Authority Series DDD	5.000	06-15-42	1,000,000	1,132,020
New Jersey Economic Development Authority The Geothals Bridge Replacement P3 Project, AMT	5.375	01-01-43	1,500,000	1,648,545
New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	5.000	06-15-44	1,415,000	1,524,875
New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	5.250	06-15-43	1,000,000	1,175,520
New Jersey Transportation Trust Fund Authority Transportation System, Series C (A)(B)	2.891	12-15-31	750,000	541,140
Tobacco Settlement Financing Corp. Series B	5.000	06-01-46	2,500,000	2,830,325
New Mexico 0.9%				4,177,970
City of Farmington Public Service Company	1.100	06-01-40	1,000,000	1,002,860
New Mexico Educational Assistance Foundation Education Loan, Series A1, AMT	3.875	04-01-34	3,000,000	3,175,110
New York 11.3%				55,198,096
Chautauqua County Capital Resource Corp. NRG Energy Project	1.300	04-01-42	2,000,000	1,978,540
Dutchess County Local Development Corp. Nuvance Health, Series B	4.000	07-01-49	1,000,000	1,086,960
Hudson Yards Infrastructure Corp. Series A	5.750	02-15-47	1,715,000	1,754,634
Metropolitan Transportation Authority Green Bond, Series A-2	5.000	11-15-27	1,250,000	1,382,288
Metropolitan Transportation Authority Green Bond, Series C-1 (A)	4.000	11-15-46	2,300,000	2,548,607
Metropolitan Transportation Authority Green Bond, Series C-1	5.000	11-15-23	1,350,000	1,437,062
Metropolitan Transportation Authority Series D-1	5.000	11-15-39	2,250,000	2,376,518
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series A	5.000	11-01-29	1,000,000	1,339,900
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	4.000	05-01-40	350,000	410,533
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	4.000	05-01-45	250,000	289,218
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	5.000	05-01-41	300,000	386,469
New York City Transitional Finance Authority Series A-3	4.000	05-01-41	3,000,000	3,451,290
New York City Water & Sewer System Series FF	5.000	06-15-41	3,025,000	3,950,680
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-FREE BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
New York Liberty Development Corp. 1 World Trade Center Project	5.000	12-15-41	5,000,000	$5,227,000
New York Liberty Development Corp. 4 World Trade Center Project	5.000	11-15-31	5,000,000	5,239,050
New York Liberty Development Corp. 7 World Trade Center, Class 2	5.000	09-15-43	1,000,000	1,057,480
New York Liberty Development Corp. World Trade Center, Class 2-3 (C)	5.150	11-15-34	2,500,000	2,641,750
New York Power Authority Series A	4.000	11-15-45	500,000	594,880
New York State Dormitory Authority Orange Regional Medical Center (C)	5.000	12-01-40	1,000,000	1,106,780
New York State Environmental Facilities Corp. Series A	4.000	06-15-46	1,225,000	1,373,507
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia, AMT	4.000	01-01-36	2,000,000	2,019,620
New York Transportation Development Corp. Laguardia Airport Terminal B Redevelopment Project, AMT	5.000	07-01-46	2,500,000	2,678,075
Niagara Area Development Corp. Covanta Project, Series A, AMT (C)	4.750	11-01-42	1,500,000	1,549,635
Port Authority of New York & New Jersey Consolidated Bonds, Series 222	4.000	07-15-38	1,000,000	1,183,840
Port Authority of New York & New Jersey JFK International Airport Terminal	6.000	12-01-36	1,000,000	1,012,150
Port Authority of New York & New Jersey JFK International Airport Terminal	6.000	12-01-42	2,265,000	2,292,520
Port Authority of New York & New Jersey Series 198	5.250	11-15-56	3,000,000	3,619,980
Triborough Bridge & Tunnel Authority Series A	4.000	11-15-54	500,000	577,270
Triborough Bridge & Tunnel Authority Series A	5.000	11-15-49	500,000	631,860
Ohio 3.0%				14,741,460
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	4.000	06-01-48	2,000,000	2,208,820
County of Hamilton Refunding and Improvement Life Enriching Community	5.000	01-01-46	1,000,000	1,033,930
County of Hamilton TriHealth Incorporate Obligation Group Project, Series A	5.000	08-15-42	4,000,000	4,773,040
Lancaster Port Authority Series A	5.000	08-01-49	1,000,000	1,181,850
Ohio Air Quality Development Authority American Electric Power Company	1.900	05-01-26	2,000,000	2,069,300
Ohio Air Quality Development Authority American Electric Power Company, AMT	2.100	04-01-28	1,500,000	1,552,290
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (C)	4.250	01-15-38	1,000,000	1,060,990
State of Ohio Portsmouth Bypass Project, AMT (A)	5.000	12-31-35	750,000	861,240
Oklahoma 1.5%				7,128,465
Oklahoma Development Finance Authority Gilcrease Expressway West Project-P3, AMT	1.625	07-06-23	2,500,000	2,493,475
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.250	08-15-43	2,150,000	2,518,360
Tulsa County Industrial Authority Montereau, Inc., Project	5.250	11-15-37	1,000,000	1,066,600
Tulsa County Industrial Authority Montereau, Inc., Project	5.250	11-15-45	1,000,000	1,050,030
8	JOHN HANCOCK TAX-FREE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Oregon 0.8%				$4,066,010
Port of Portland Airport Revenue Portland International Airport, AMT	5.000	07-01-49	1,000,000	1,190,210
Port of Portland Airport Revenue Series 24B, AMT	5.000	07-01-42	2,500,000	2,875,800
Pennsylvania 2.2%				10,891,714
City of Philadelphia Series A, GO	5.000	07-15-38	2,000,000	2,261,180
Lancaster County Hospital Authority Brethren Village Project	5.250	07-01-41	1,260,000	1,308,951
Pennsylvania Turnpike Commission Highway Revenue Tolls, Series C	5.000	12-01-44	1,630,000	1,827,034
Pennsylvania Turnpike Commission Series A	5.000	12-01-38	1,255,000	1,417,999
Pennsylvania Turnpike Commission Series A	5.000	12-01-44	1,000,000	1,217,650
Philadelphia Gas Works Company 1998 General Ordinance Fifteenth	5.000	08-01-47	2,500,000	2,858,900
Puerto Rico 2.0%				9,722,497
Puerto Rico Sales Tax Financing Corp. Series A-1 (B)	2.831	07-01-31	2,843,000	2,091,851
Puerto Rico Sales Tax Financing Corp. Series A-1	4.500	07-01-34	2,000,000	2,111,760
Puerto Rico Sales Tax Financing Corp. Series A-1 (B)	4.897	07-01-46	985,000	281,336
Puerto Rico Sales Tax Financing Corp. Series A-2	4.329	07-01-40	3,000,000	3,142,530
Puerto Rico Sales Tax Financing Corp. Series A-2	4.329	07-01-40	2,000,000	2,095,020
Rhode Island 0.5%				2,432,961
Tobacco Settlement Financing Corp. Series B	4.500	06-01-45	2,320,000	2,432,961
South Carolina 0.4%				1,704,765
South Carolina Public Service Authority Series A	5.000	12-01-50	1,500,000	1,704,765
Tennessee 1.0%				4,686,341
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University Medical Center, Series A	5.000	07-01-46	2,050,000	2,346,041
Tennergy Corp. Series A	5.000	02-01-50	2,000,000	2,340,300
Texas 10.0%				48,754,293
Central Texas Regional Mobility Authority Series A	5.000	01-01-40	500,000	570,485
Central Texas Regional Mobility Authority Series A	5.000	01-01-45	500,000	567,570
Central Texas Turnpike System Series C	5.000	08-15-42	2,000,000	2,231,940
City of Austin Electric Utility Revenue (A)	5.000	11-15-37	5,000,000	5,446,200
City of Dallas Waterworks & Sewer System Revenue Series C	4.000	10-01-39	1,000,000	1,225,720
City of Dallas Waterworks & Sewer System Revenue Series C	4.000	10-01-49	1,000,000	1,192,670
City of Houston Airport System Revenue United Airlines, Inc. Terminal Projects, AMT	5.000	07-15-28	4,400,000	4,672,976
City of Houston Airport System Revenue United Airlines, Inc., AMT	4.750	07-01-24	2,000,000	2,045,000
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-FREE BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
City of San Antonio Electric & Gas Systems Revenue	5.000	02-01-48	5,000,000	$5,481,400
Dallas/Fort Worth International Airport Series D	5.250	11-01-32	5,000,000	5,620,250
Grand Parkway Transportation Corp. Highway Revenue Tolls, Series B	5.000	04-01-53	4,000,000	4,577,360
Gulf Coast Industrial Development Authority CITGO Petroleum Corp., AMT	8.000	04-01-28	600,000	600,312
Harris County Cultural Education Facilities Finance Corp. First Mortgage, Brazos Presbyterian Homes, Inc. Project	5.000	01-01-48	1,000,000	1,028,880
Harris County Cultural Education Facilities Finance Corp. Memorial Herman Health System	5.000	07-01-49	1,000,000	1,102,900
Lower Colorado River Authority LCRA Transmission Services Corp.	5.000	05-15-44	1,000,000	1,196,880
Matagorda County Navigation District No. 1 Center Power and Light Company, AMT	0.900	05-01-30	500,000	498,290
New Hope Cultural Education Facilities Finance Corp. Westminster Manor Project	4.000	11-01-36	1,800,000	1,814,616
North Texas Tollway Authority Revenue Refunding System, Series A	4.000	01-01-44	2,525,000	2,900,190
Spring Independent School District School Building, GO	5.000	08-15-42	1,500,000	1,843,110
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000	12-15-30	1,680,000	1,795,584
Texas Private Activity Bond Surface Transportation Corp. Segment 3C Project, AMT	5.000	06-30-58	2,000,000	2,341,960
Utah 1.3%				6,494,118
County of Utah IHC Health Services, Inc., Series A	4.000	05-15-43	1,000,000	1,164,910
County of Utah IHC Health Services, Inc., Series B	5.000	05-15-60	600,000	748,608
Salt Lake City Corp. Airport Revenue Series A, AMT	5.000	07-01-42	2,000,000	2,347,240
Utah Transit Authority Sales Tax Revenue	4.000	12-15-31	2,000,000	2,233,360
Virgin Islands 0.1%				486,880
Virgin Islands Public Finance Authority Series A-1	5.000	10-01-39	500,000	486,880
Virginia 1.0%				4,665,192
Alexandria Industrial Development Authority Goodwin House, Inc.	5.000	10-01-50	1,700,000	1,803,887
Arlington County Industrial Development Authority Virginia Hospital Center	4.000	07-01-38	1,000,000	1,174,540
Virginia Small Business Financing Authority Transform 66 P3 Project, AMT	5.000	12-31-52	1,500,000	1,686,765
Washington 1.0%				4,741,910
Energy Northwest Columbia Generating Station	4.000	07-01-39	1,000,000	1,217,420
Energy Northwest Columbia Generating Station	5.000	07-01-39	1,000,000	1,316,550
Snohomish County Housing Authority Carvel Apartments Project	4.000	04-01-44	2,000,000	2,207,940
West Virginia 0.2%				1,054,200
West Virginia Economic Development Authority Appalachian Power Company Amos Project, Series A	2.550	03-01-40	1,000,000	1,054,200
10	JOHN HANCOCK TAX-FREE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Wisconsin 1.7%				$8,208,201
Milwaukee Metropolitan Sewerage District Series A, GO	3.000	10-01-35	1,500,000	1,648,605
Public Finance Authority Mary's Woods at Marylhurst (C)	5.250	05-15-47	1,015,000	1,065,750
Public Finance Authority Rose Villa Project, Series A (C)	5.000	11-15-24	855,000	896,775
Public Finance Authority Rose Villa Project, Series A (C)	5.750	11-15-44	1,000,000	1,066,620
Public Finance Authority Waste Management, Inc. Project, Series A2, AMT	2.875	05-01-27	3,000,000	3,187,860
Wisconsin Health & Educational Facilities Authority Rogers Memorial Hospital Incorporate, Series A	5.000	07-01-49	300,000	342,591

	Yield (%)	Shares	Value
Short-term investments 1.3%			$6,301,337
(Cost $6,301,387)
Short-term funds 1.3%
John Hancock Collateral Trust (D)	0.2611(E)	629,460	6,301,337
Total investments (Cost $449,190,925) 99.5%			$484,534,585
Other assets and liabilities, net 0.5%			2,610,116
Total net assets 100.0%			$487,144,701

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 8-31-20.

Insurance Coverage	As a % of total investments
Assured Guaranty Municipal Corp.	4.4
Assured Guaranty Corp.	3.2

National Public Finance Guarantee Corp.	1.8
Ambac Financial Group, Inc.	0.5

California Mortgage Insurance	0.4
Build America Mutual Assurance Company	0.1
TOTAL	10.4

The fund had the following sector composition as a percentage of net assets on 8-31-20:
General obligation bonds	8.0%
Revenue bonds	90.2%
Other revenue	18.6%
Health care	16.1%
Transportation	15.6%
Development	9.4%
Airport	8.3%
Utilities	6.8%
Education	4.4%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-FREE BOND FUND	11

Water and sewer	4.1%
Tobacco	3.2%
Housing	1.6%
Facilities	1.5%
Pollution	0.6%
Short-term investments and other	1.8%
TOTAL	100.0%
12	JOHN HANCOCK TAX-FREE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	725	Short	Dec 2020	$(100,903,745)	$(100,956,250)	$(52,505)
						$(52,505)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-FREE BOND FUND	13

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts are typically valued at the last traded price on the exchange on which they trade.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of August 31, 2020, by major security category or type:
	Total value at 8-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Municipal bonds	$478,233,248	—	$478,233,248	—
Short-term investments	6,301,337	$6,301,337	—	—
Total investments in securities	$484,534,585	$6,301,337	$478,233,248	—
Derivatives:
Liabilities
Futures	$(52,505)	$(52,505)	—	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	629,460	$2,895,029	$20,215,460	$(16,807,753)	$96	$(1,495)	$3,339	—	$6,301,337
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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